Summary of Significant Accounting Policies - Schedule of Estimated Life of Property and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Machinery and Equipment [Member]
Estimated useful life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful life	10 years
Electronics, Communication Equipment and Computers [Member]
Estimated useful life	3 years
Electronics, Communication Equipment and Computers [Member] | Minimum [Member]
Estimated useful life	3 years
Electronics, Communication Equipment and Computers [Member] | Maximum [Member]
Estimated useful life	5 years
Office Equipment and Vehicles [Member]
Estimated useful life	6 years
Office Equipment and Vehicles [Member] | Minimum [Member]
Estimated useful life	6 years
Office Equipment and Vehicles [Member] | Maximum [Member]
Estimated useful life	10 years
Furniture [Member]
Estimated useful life	10 years
Leasehold Improvements [Member]
Estimated useful life decription	Shorter of remaining lease term or estimated useful life